OPERATING LEASES (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2005 Birmingham	Dec. 31, 2011 Birmingham	Apr. 30, 2010 Manistique item	Aug. 31, 2012 Traverse City item	Dec. 31, 2013 Marquette item
OPERATING LEASES
Number of operating leases	4
Operating lease term				66 months		3 years	3 years	15 years
Option to renew additional lease term				5 years
Additional period for operating lease					3 years	2 years	3 years	4 years
Maximum number of additional lease terms for which the lease may be extended						4	2	2
Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements
2014	$ 515,000
2015	447,000
2016	426,000
2017	435,000
2018	444,000
After	4,954,000
Total	7,221,000
Rent Expenses
Rent expense for all operating leases	$ 280,000	$ 269,000	$ 260,000